Cover	Jul. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2020
Entity File Number	001-38902
Entity Registrant Name	Uber Technologies, Inc.
Entity Central Index Key	0001543151
Entity Tax Identification Number	45-2647441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1455 Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	612-8582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	UBER
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable